Contingent liabilities and commitments - Summary of contingent liabilities and commitments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 44,544	€ 43,319
Guarantees issued by ING Groep N.V.	336	316
Irrevocable facilities	161,940	144,167
Contingent liabilities and commitments	206,820	187,802
Voya Financial Inc
Disclosure of contingent liabilities [line items]
Contingent liabilities and commitments	344	320
Contingent liabilities in respect of guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities	28,859	26,461
Contingent liabilities in respect of guarantees | Voya Financial Inc
Disclosure of contingent liabilities [line items]
Debenture loans	0
Contingent liabilities in respect of irrevocable letters of credit
Disclosure of contingent liabilities [line items]
Contingent liabilities	15,682	16,851
Contingent liabilities in respect of other
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 3	€ 8